Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 4,600	R 4,139
Amounts invested in environmental trust funds	(3,535)	(3,301)
Total future net undiscounted obligation	1,087	866
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (3,513)	R (3,273)	R (3,238)